OPERATING LEASES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) carrier vessel	Dec. 31, 2023 USD ($) vessel carrier	Dec. 31, 2022 USD ($)
Leases [Abstract]
Number of container vessels being upgraded | vessel	7	7
Number of car carriers which are on time charter contracts | carrier	1	1
Income from cost savings agreement | $	$ 10.3	$ 13.2	$ 24.8